Form N-CSR Cover	6 Months Ended
May 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TANAKA Funds, Inc.
Entity Central Index Key	0001051219
Document Period End Date	May 31, 2025